Master Trust - Master Trust Balance (Details) - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Accrued expenses	$ (5,494)	$ (5,823)
Total net assets available for benefits	55,427,658	51,442,801
Accrual variance	7,800	(7,600)
Participant- Directed Investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,700	1,500
Accrued expenses	(5,494)	(5,823)
Total net assets available for benefits	47,144,842	42,698,980
Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	55,496,381	50,978,328
Fully benefit-responsive investment contracts at contract value	4,887,387	4,991,458
Due from broker for securities sold	23,298	5,003
Accrued interest and dividends	55,418	39,222
Other receivables	44,842	67,276
Due to broker for securities purchased	(47,874)	(19,006)
Accrued expenses	(50,044)	(77,077)
Other payables	(296)	(26)
Total net assets available for benefits	60,409,112	55,985,178
Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total investment assets at fair value	675,098	724,303
Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total investment assets at fair value	8,447,158	6,934,489
Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total investment assets at fair value	11,373,758	12,097,506
Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total investment assets at fair value	28,919,660	26,108,226
Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total investment assets at fair value	1,012,735	718,567
Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	867,174	755,451
Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	662,609	667,026
Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	148,008	130,680
Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investment assets at fair value	3,390,181	2,842,080
Plan’s Interest in Master Trust Balance
EBP, Master Trust [Line Items]
Total investment assets at fair value	50,778,883	46,691,665
Fully benefit-responsive investment contracts at contract value	4,374,595	4,482,556
Due from broker for securities sold	21,277	4,575
Accrued interest and dividends	50,610	35,862
Other receivables	40,952	61,512
Due to broker for securities purchased	(43,721)	(17,378)
Accrued expenses	(45,703)	(70,473)
Other payables	(270)	(24)
Total net assets available for benefits	55,176,623	51,188,295
Plan’s Interest in Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total investment assets at fair value	606,689	651,587
Plan’s Interest in Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total investment assets at fair value	7,605,598	6,232,879
Plan’s Interest in Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total investment assets at fair value	10,589,182	11,258,467
Plan’s Interest in Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total investment assets at fair value	26,380,818	23,842,794
Plan’s Interest in Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total investment assets at fair value	909,319	646,229
Plan’s Interest in Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	779,955	679,812
Plan’s Interest in Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total investment assets at fair value	594,991	599,901
Plan’s Interest in Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total investment assets at fair value	133,163	117,723
Plan’s Interest in Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investment assets at fair value	$ 3,179,168	$ 2,662,273